As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 2007

Date of reporting period: March 31, 2007

Item 1. Report to Stockholders.

INSTITUTIONAL
INTERNATIONAL
EQUITY FUND

SEMI-ANNUAL
REPORT

For the six months ended March 31, 2007

WORLDWIDE VALUE SPECIALISTS

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund advanced 14.44% during the six months ended March 31, 2007. For the same period, the MSCI EAFE Index advanced 14.94%.

After sharing the firm’s philosophy on international markets, I’ll examine the industry-, country-, and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition for the six-month period ending March 31, 2007. Finally, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Markets

As explained below in the “Our Outlook” section, our bottom-up investment approach focuses on analyzing individual businesses. We believe commentary on short-term events in financial markets detracts from the focus on company fundamentals and is not consistent with our investment philosophy.

The Fund

During the six-month period ending March 31, 2007, the Fund benefited most from advancing share prices for holdings within the diversified telecommunication services and food & staples retailing industries. Securities in the automobiles, commercial banking, and food products industries also tended to deliver positive returns. Some of the Fund’s top-performing positions in these industries included Telefonica (Spain — diversified telecommunication services), William Morrison Supermarkets (United Kingdom — food & staples retailing), and DaimlerChrylser (Germany — automobiles). ABN Amro Holding (Netherlands — commercial banking), J Sainsbury (United Kingdom — food & staples retailing) and Hitachi (Japan — electronic equipment & instruments) also made notable contributions to returns. Conversely, declining share prices for the Fund’s holdings in the consumer finance industry, Aiful (Japan) and Takefuji (Japan), weighed heaviest on performance.

From a country perspective, gains for positions based in the United Kingdom, Germany, and the Netherlands had a positive impact on returns. Some of the top-performing holdings from these countries included BT Group (United Kingdom — diversified telecommunication services), Volkswagen (Germany — automobiles), and Unilever (Netherlands — food products). The Fund’s holdings domiciled in Japan and France also tended to register gains.

During the period, we sold several holdings as their market prices approached our estimates of their fair values. For example, we sold Compass Group (United Kingdom — hotels, restaurants, & leisure) and Japan Tobacco (Japan — tobacco) as their market prices approached our estimates of their intrinsic values. We also sold positions such as Volkswagen (Germany — automobiles), Electricite de France (France — electric utilities), and Zurich Financial Services (Switzerland — insurance) to pursue other investment opportunities.

Brandes Institutional International Equity Fund

We used the proceeds from these sales to establish new positions in companies such as HSBC Holdings (United Kingdom — commercial banking) and Samsung Electronics (South Korea — semiconductors & semiconductor equipment) at prices that we consider compelling. In addition, we took advantage of prices we consider attractive by adding to select existing holdings.

Our Outlook

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks whose shares are trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

As of March 31, 2007, the Fund’s most substantial country weighting was in Japan. On an industry basis, the Fund’s largest exposure was in diversified telecommunication services.

Keep in mind that the Fund’s weightings for countries and industries are not the product of “top-down” forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

Overall, we believe the strengths of new positions and existing portfolio holdings should inspire optimism for long-term outperformance. Applied globally, we believe our investment process continues to uncover promising opportunities in non-U.S. markets.

Sincerely yours,

Debra McGinty-Poteet

President
Brandes Investment Trust

Brandes Institutional International Equity Fund

Past performance does not guarantee future results.

The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

Please note that all indices are unmanaged and are not available for direct investment.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Index Guide

MSCI EAFE: The MSCI EAFE Index is an unmanaged index consisting of equities from Europe, Australasia, and the Far East. The index is often used as a benchmark for international equity portfolios and includes dividends and distributions net of corresponding withholding taxes, but does not reflect fees, brokerage commissions, withholding taxes, or other expenses of investing.
The Brandes Institutional International Equity Fund is distributed by Quasar Distributors LLC (05/07)

Brandes Institutional International Equity Fund

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (January 2, 1997) to March 31, 2007 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital
International EAFE (Europe, Australasia and Far East) Index

	Average Annual Total Return Period Ended March 31, 2007
	One Year	Five Years	Since Inception (1/2/97)
Brandes Institutional International Equity Fund	20.79%	16.70%	15.64%
Morgan Stanley Capital International EAFE Index	20.20%	15.68%	8.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses. Currently, the expense level has not been exceeded.

Brandes Institutional International Equity Fund

Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During Period*
Based on Actual Return	$1,000.00	$1,144.40	$5.93
Based on Hypothetical 5% return	$1,000.00	$1,019.40	$5.59

*
Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (182), then divided by the number of days in the fiscal year (365).

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS: 96.5%

Bermuda: 1.4%
Tyco International Ltd.	432,260	$13,637,803

Brazil: 1.3%
Centrais Electricas Brasileiras S.A., ADR(1)	785,130	8,806,803
Contax Participacoes S.A., ADR	115,700	109,140
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,403,894
TIM Participacoes S.A., ADR	10,714	347,991
Vivo Participacoes S.A., ADR(1)	74,350	260,969
		12,928,797
Canada: 2.4%
Bombardier, Inc. - Class B*	1,827,782	7,392,028
Nortel Networks Corp.*	687,230	16,527,881
		23,919,909
France: 9.9%
Alcatel-Lucent S.A.	1,813,100	21,362,041
Carrefour S.A.	311,590	22,814,593
Carrefour S.A.**	27,620	2,022,334
France Telecom S.A.	829,700	21,936,778
France Telecom S.A.**	61,200	1,618,092
Sanofi-Aventis S.A.	346,135	30,135,027
		99,888,865
Germany: 8.4%
DaimlerChrysler AG(1)	314,000	25,783,573
Deutsche Post AG	486,000	14,727,915
Deutsche Telekom AG	1,672,800	27,695,534
Hypo Real Estate Holding AG	74,575	4,761,248
Infineon Technologies AG*	310,800	4,842,303
Infineon Technologies AG**	476,600	7,425,489
		85,236,062
Italy: 4.7%
Intesa Sanpaolo SpA(1)	1,652,950	12,567,105
Telecom Italia SpA	5,396,374	15,407,955

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

	Shares	Value
Telecom Italia Savings Shares SpA	5,145,350	$12,736,979
UniCredito Italiano SpA(1)	770,300	7,339,895
		48,051,934
Japan: 21.5%
Aiful Corp.(1)	300,100	9,321,462
Astellas Pharma, Inc.	125,500	5,425,411
Dai Nippon Printing Co., Ltd.	884,000	13,947,204
Daiichi Sankyo Co., Ltd.	469,602	14,426,544
Fuji Photo Film Co., Ltd.	462,400	18,966,624
Hitachi, Ltd.	3,009,800	23,410,409
Millea Holdings, Inc. Tokyo	380,500	14,117,777
Mitsubishi UFJ Financial Group, Inc.	1,812	20,508,553
Mitsui Sumitomo Insurance Co., Ltd.	1,588,000	19,986,827
Nippon Telegraph & Telephone Corp.	3,307	17,532,644
Ono Pharmaceutical Co.	161,600	9,076,334
Rohm Co., Ltd.	102,400	9,315,429
Sony Corp.	223,800	11,408,067
Taisho Pharmaceutical Co., Ltd.(1)	504,000	9,264,233
Takeda Pharmaceutical Co., Ltd.	123,800	8,143,767
Takefuji Corp.	191,770	7,719,106
TDK Corp.	61,200	5,322,645
		217,893,036
Mexico: 1.3%
Telefonos de Mexico S.A. - Class L, ADR(1)	397,680	13,282,512

Netherlands: 13.4%
ABN AMRO Holding N.V.	582,152	25,084,590
Aegon N.V.	636,440	12,699,054
Akzo Nobel N.V.	268,200	20,390,803
Koninklijke Ahold N.V.*	2,283,766	26,724,202
STMicroelectronics N.V.	1,067,200	20,566,239
Unilever N.V.	688,404	20,069,889
Wolters Kluwer N.V.	331,791	9,965,967
		135,500,744

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

	Shares	Value
New Zealand: 0.6%
Telecom New Zealand Ltd.(1)	1,703,657	$5,763,697

Portugal: 1.4%
Portugal Telecom SGPS, S.A.	1,065,817	14,296,465

Singapore: 1.0%
DBS Group Holdings, Ltd.	325,069	4,588,100
Jardine Matheson Holdings Ltd.	253,490	5,348,639
		9,936,739
South Korea: 6.5%
Korea Electric Power Corp., ADR(1)	553,200	11,064,000
KT Corp., ADR	350,100	7,838,739
LG Electronics, Inc.	260,600	17,781,401
Samsung Electronics Co., Ltd.	30,200	18,070,570
SK Telecom Co., Ltd., ADR(1)	495,300	11,599,926
		66,354,636
Spain: 2.3%
Telefonica S.A.	1,048,001	23,125,479
Switzerland: 4.6%
Nestle S.A.	89,390	34,892,624
Swisscom AG	31,700	11,484,844
		46,377,468
United Kingdom: 15.4%
British Sky Broadcasting Plc	802,600	8,912,322
BT Group Plc	1,972,398	11,795,693
GlaxoSmithKline Plc*	890,308	24,487,774
HSBC Holdings Plc	533,240	9,338,589
ITV Plc	8,228,300	17,658,314
J Sainsbury Plc	1,644,112	17,787,369
Marks & Spencer Group Plc	1,402,419	18,679,198
Unilever Plc	520,155	15,679,081
Wm. Morrison Supermarkets Plc	5,267,011	32,017,235
		156,355,575

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

	Shares	Value
Venezuela: 0.4%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	$4,115,778
TOTAL COMMON STOCKS (cost $742,732,500)		$976,665,499

SHORT-TERM INVESTMENT: 2.8%	Principal Amount	Value
Repurchase Agreement: 2.8%
Investors Bank & Trust Co., Repurchase Agreement, 3.55%, dated 03/30/07, due 04/02/07 [collateralized by $29,070,947 SBA Pool #506693, 8.20%, due 02/25/29; SBA Pool #506445, 8.25%, due 07/25/28 and FNARM Pool #743385, 4.25%, due 10/01/33, (Market Value $30,212,304)] (proceeds $28,782,135).	$28,773,623	$28,773,623
TOTAL SHORT-TERM INVESTMENT (cost $28,773,623)		$28,773,623

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 9.0%
Demand Notes - 3.4%
Rabobank Nederland, 5.40%, due 04/02/07	$10,000,000	$10,000,000
BNP Paribas, 5.42%, due 04/02/07	10,000,000	10,000,000
Svenska Handlesbanken, 5.38%, due 04/02/07	14,042,677	14,042,677
Total Demand Notes (cost $34,042,677)		34,042,677

Repurchase Agreements - 5.6%
Credit Suisse First Boston Corp. (Dated 03/30/07), 5.48%, due 04/02/07 (Repurchased proceeds $15,300,000); Collateralized by $15,300,697 in various commercial papers and corporate bonds with interest ranges of 0.00% to 9.12% and maturity date ranges of 05/30/07 to 12/15/50	15,000,000	15,000,000
Merrill Lynch & Co. (Dated 03/30/07), 5.43%, due 04/02/07, (Repurchased proceeds $27,540,000); Collateralized by $27,214,843 U.S. Treasury Note 4.87%, due 01/31/09, (Market Value $27,540,080)	27,000,000	27,000,000
Morgan Stanley Dean Witter & Co. (Dated 03/30/07), 5.49%, due 04/02/07, (Repurchased proceeds $15,300,000); Collateralized by $15,543,242 in various commercial papers and corporate bonds with interest ranges of 0.00% to 8.63% and maturity date ranges of 03/15/08 to 10/15/99	15,000,000	15,000,000
Total Repurchase Agreements (cost $57,000,000)		57,000,000

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

Value
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (cost $91,042,677)	$91,042,677
TOTAL INVESTMENTS IN SECURITIES (cost $862,548,800): 108.3%	$1,096,481,799
Liabilities in excess of Other Assets: (8.3)%	$(82,527,811)
NET ASSETS: 100.0%	$1,013,953,988

Percentages are based on Net Assets.
*	Non-income producing security.
**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or was aquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act or pursuant to another exemption from registration).

ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at March 31, 2007. Total loaned securities had a market value of $86,509,360 at March 31, 2007.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at March 31, 2007 (Unaudited)

Industry	Percentage
Aerospace & Defense	0.7%
Air Freight & Logistics	1.5%
Automobiles	2.5%
Chemicals	2.0%
Commercial Banks	7.8%
Commercial Services & Supplies	1.4%
Communications Equipment	3.7%
Consumer Finance	1.7%
Diversified Financial Services	0.5%
Diversified Telecommunication Services	18.9%
Electric Utilities	2.1%
Electronic Equipment & Instruments	2.8%
Food & Staples Retailing	10.0%
Food Products	7.0%
Household Durables	2.9%
Industrial Conglomerates	1.4%
Insurance	4.6%
Leisure Equipment & Products	1.9%
Media	3.6%
Multiline Retail	1.9%
Pharmaceuticals	10.0%
Semiconductors & Equipment	5.9%
Thrifts & Mortgage Finance	0.5%
Wireless Telecommunication Services	1.2%
TOTAL COMMON STOCK	96.5%
SHORT-TERM INVESTMENTS(1)	11.8%
TOTAL INVESMENTS IN SECURITIES	108.3%
Liabilities in excess of Other Assets	(8.3)%
NET ASSETS	100.0%

(1)	Includes investments purchased with cash proceeds from securities from securities lending.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2007 (Unaudited)

ASSETS
Investments in securities, at cost	$862,548,800
Investments in securities, at value (including $86,509,360 of securities loaned) (Note 2)	$1,096,481,799
Receivables:
Securities sold	775,164
Fund shares sold	9,128,885
Dividends and interest	2,433,116
Tax reclaims	233,080
Prepaid expenses and other assets	112,475
Total assets	1,109,164,519
LIABILITIES
Payment upon return of securities loaned	91,042,677
Payables:
Fund shares redeemed	3,179,442
Due to advisor	829,571
Due to administrator	45,621
Due to trustees	12,999
Accrued expenses	100,221
Total liabilities	95,210,531
NET ASSETS	$1,013,953,988
Net asset value, offering and redemption price per share ($1,013,953,975/39,649,586 shares outstanding; unlimited shares authorized without par value)	$25.57
COMPONENTS OF NET ASSETS
Paid-in capital	$745,535,635
Undistributed net investment loss	(305,906)
Accumulated net realized gain on investments and foreign currency	34,776,556
Net unrealized appreciation on:
Investments	233,932,999
Foreign currency	14,704
Net assets	$1,013,953,988

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF OPERATIONS For the Year Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $191,612)	$5,429,248
Interest	491,392
Income from securities lending	91,212
Miscellaneous income	3,026
Total income	6,014,878

Expenses
Advisory fees (Note 3)	4,676,234
Custody fees	143,634
Administration fees (Note 3)	143,388
Trustee fees	33,338
Legal fees	34,166
Transfer agent fees	22,844
Accounting fees	31,656
Printing fees	15,920
Registration expense	19,841
Auditing fees	11,834
Miscellaneous	30,240
Insurance expense	7,811
Net expenses	5,170,906
Net investment income	843,972

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments	41,871,506
Foreign currency transactions	(10,623)
Net realized gain	41,860,883
Net change in unrealized appreciation on:
Investments	82,285,170
Foreign currency transactions	18,539
Net unrealized appreciation	82,303,709
Net realized and unrealized gain on investments and foreign currency transactions	124,164,592
Net increase in net assets resulting from operations	$125,008,564

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$843,972	$11,098,971
Net realized gain (loss) on:
Investments	41,871,506	77,489,441
Foreign currency transactions	(10,623)	64,739
Net unrealized appreciation on:
Investments	82,285,170	44,925,129
Foreign currency transactions	18,539	15,158
Net increase in net assets resulting from operations	125,008,564	133,593,438
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,145,626)	(8,380,976)
From net realized gains	(80,277,395)	(43,107,253)
Decrease in net assets from distributions	(91,423,021)	(51,488,229)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	171,368,628	256,985,707
Net asset value of shares issued on reinvestment of distributions	87,649,313	51,190,237
Cost of shares redeemed	(124,964,846)	(213,853,945)
Net increase from capital share transactions	134,053,095	94,321,999
Total increase in net assets	167,638,638	176,427,208
NET ASSETS
Beginning of period	846,315,350	669,888,142
End of period	$1,013,953,988	$846,315,350
Undistributed net investment income (loss)	$(305,919)	$9,995,748
CAPITAL SHARE ACTIVITY
Shares sold	6,811,501	11,134,665
Shares issued on reinvestment of distributions	3,608,453	2,377,623
Shares redeemed	(4,998,737)	(9,347,128)
Net increase in shares outstanding	5,421,217	4,165,160

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months Ended March 31,		Year Ended September 30,	November 1, 2004 through September 30,		Year Ended October 31,
	2007(3)		2006	2005#		2004	2003	2002
Net asset value, beginning of period	$24.73		$22.28	$19.83		$16.02	$12.45	$15.12
Income from investment operations:
Net investment income	0.02		0.33	0.26		0.20	0.14	0.19
Net realized and unrealized gain (loss) on investments	3.42		3.83	3.20		3.74	4.04	(1.89)
Total from investment operations	3.44		4.16	3.46		3.94	4.18	(1.70)
Less distributions:
From net investment income	(0.32)		(0.28)	(0.22)		(0.13)	(0.18)	(0.23)
From net realized gain	(2.28)		(1.43)	(0.79)		—	(0.43)	(0.74)
Total distributions	(2.60)		(1.71)	(1.01)		(0.13)	(0.61)	(0.97)
Net asset value, end of period	$25.57		$24.73	$22.28		$19.83	$16.02	$12.45
Total return	14.44	%(1)	19.79%	17.95	%(1)	24.75%	35.16%	(12.23)%
Ratios/supplemental data:
Net assets, end of period (millions)	$1,014.0		$846.3	$669.9		$528.6	$352.4	$236.8
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.11	%(2)	1.12%	1.14	%(2)	1.14%	1.19%	1.18%
After fees waived and expenses absorbed or recouped	1.11	%(2)	1.12%	1.14	%(2)	1.18%	1.20%	1.20%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	0.18	%(2)	1.48%	1.44	%(2)	1.25%	1.12%	1.25%
After fees waived and expenses absorbed or recouped	0.18	%(2)	1.48%	1.44	%(2)	1.21%	1.11%	1.23%
Portfolio turnover rate	12.59	%(1)	29.91%	20.92	%(1)	26.71%	26.19%	44.61%

(1)	Not Annualized.
(2)	Annualized.
(3)	Unaudited.
#	In 2005, the Fund changed its fiscal year end from October to September (Note 1).

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation. During 2005, the Board of Trustees of the Trust approved changing the Fund’s fiscal year-end from October 31 to September 30.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available

Brandes Institutional International Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements.  The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

contracts or if the value of the currency changes unfavorably. For the six months ended March 31, 2007 the Fund held the following forward foreign currency exchange contract:

Currency	Statement Date	Local Amount	Face Amount	Value	Unrealized Gain/(Loss)
Canadian Dollar	4/2/07	893,183	$771,315	$775,164	$(3,849)

E.
Security Transactions, Dividends and Distributions.  Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

F.
Federal Income Taxes.  The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

G.
Concentration of Risk.  As of March 31, 2007, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund’s net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

H.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Securities Lending.  The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities denominated in non-U.S. dollars) of the market value of the loaned securities. As of March 31, 2007, the market value of securities loaned was $86,509,360 and the Fund received $91,042,677 of cash collateral for the loan.

J.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

For the period ended September 30, 2006, the Fund increased undistributed net investment income by $64,739 and decreased accumulated net realized gain by $64,739, due to certain permanent book and tax differences. The permanent book and tax differences relate to a reclassification of foreign currency gain/loss.

K.
Indemnification Obligations.  Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended March 31, 2007, the Fund incurred $4,676,234 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap will be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2007, there was no cumulative unreimbursed amount paid and/or waived by the Advisor.

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum. For the six months ended March 31, 2007, the Fund incurred $143,388 in such fees.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows for the six months ended March 31, 2007:

	U.S. Government	Other
Purchases	$—	$140,248,892
Sales	—	114,243,979

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$749,452,465
Gross tax unrealized appreciation	$185,392,385
Gross tax unrealized depreciation	(33,728,079)
Net tax unrealized depreciation on investments	151,664,306
Distributable ordinary income	25,658,508
Distributable long-term capital gains	57,509,996
Total distributable earnings	83,168,504
Other accumulated gains/losses	—
Total accumulated earnings	$234,832,810

The tax composition of dividends for the period ended September 30, 2006, were as follows:

	Ordinary Income Total	Income Per Share	Long Term Capital Gains Total	Long Term Capital Gains Per Share
2006	$17,708,333	$0.59	$33,779,896	$1.12
2005	$6,085,209	$0.22	$21,781,688	$0.79

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the “FASB”) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. SFAS 157 further clarifies several

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

previous FASB Standards and expands disclosures about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 157 and its impact in the financial statements has not yet been determined.

In July 2006, the FASB released FASB Interpretation no. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTE 7 - PROXY VOTING PROCEDURES

The Advisor of the Fund votes proxies relating to the Fund’s portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 8 - FORM N-Q DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

NOTE 9 - BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In November 2006 the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Fund’s Investment Advisory Agreement (the “Agreement”) with the Advisor for an additional one-year term. The information, material facts and conclusions that formed the basis for the Board’s approval are described below.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the Fund by the Advisor, including reports on the Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition,

Brandes Institutional International Equity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

in connection with its annual review of the Agreement the Board requested and reviewed supplementary information that included materials regarding the Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding the Advisor, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

In connection with its review, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust. The independent Trustees discussed the approval of the Agreement with representatives of the Advisor and in a private session with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance procedures, and the investment results of the Fund. With respect to investment results, they reviewed a performance analysis of the Fund based on information from Lipper, Inc. comparing the performance of the Fund to other funds with similar investment approaches. They noted that the Fund’s performance for 2006 (through September 30) and the one year, three year and five year performance periods ended September 30, 2006 were in the first quartile of its peer group. They concluded that the Fund’s performance was very good given its focus on long-term investment results.

Advisory Fees, Total Expenses and Ancillary Benefits

With respect to advisory fees and total expenses, the Trustees noted that although the Fund’s management fees were in the highest quartile of its peer group based on information provided by Lipper, Inc., its total expenses were in approximately the middle of its peer group. They noted that management fees were higher for the Fund than other mutual funds sub-advised by the Advisor (but sponsored by another investment advisor), but considered the difference to be reasonable in light of the additional responsibilities and expenses that the Advisor incurred in sponsoring and operating the Fund, such as subsidizing the sub-transfer agency fees charged to the Fund by administrators of omnibus accounts for maintenance of shareholder records.

In addition, the Board reviewed an analysis regarding the profitability to the Advisor of its relationship with the Fund, which they concluded was reasonable, and information regarding the Advisor’s financial capability to continue to provide services to the Fund in the future, which they concluded was adequate. They also reviewed the methods used by the Advisor to evaluate and compensate its professional investment personnel. The Trustees considered the extent to which economies of scale were or should be reflected in the Fund’s advisory fee, and concluded that in view of the Fund’s investment results and the fact that the Fund was no longer open to new shareholders, fee breakpoints based on higher asset levels were not necessary.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

The Board also considered ancillary benefits to the Advisor as a result of its relationship with the Fund. They noted that these were primarily related to the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, as the Advisor does not obtain third-party research or other services in return for allocating the Fund’s brokerage.

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders receive reasonable value in return for the advisory fees paid to the Advisor by the Fund, that each of the factors discussed above supported renewal of the Agreement, and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee

Independent Trustees(2)

DeWitt F. Bowman 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1930)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments - University of California from 2000 to 2001.	All	Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America REIT1, Inc.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1924)	Trustee	Since December 1994	Retired.	All	None

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1927)	Trustee	Since December 1994	Retired.	All	None

J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1941)	Trustee	Since June 2004	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001.	All	None

Brandes Institutional International Equity Fund

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee

Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1939)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	All	Director of 15 closed end mutual funds in the CSFB family of funds.

“Interested” Trustee(3)

Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Trustee and President	Since June 2000(4)	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	All	Brandes Investment Funds PLC

Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1961)	Trustee	Since July 2006(4)	Executive Director of the Advisor	All	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1970)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Born 1967)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act.
(4)	Appointed by the Board as a trustee.

ADVISOR

Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT

Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philidelphia, PA 19103

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

SEPARATELY MANAGED
ACCOUNT RESERVE
TRUST

SEMI-ANNUAL
REPORT

For the six months ended
March 31, 2007

WORLDWIDE VALUE SPECIALISTS

Separately Managed Account Reserve Trust

The Fund

•
The SMART Fund advanced 6.08% in the six-month period ending March 31, 2007. The Lehman Brothers U.S. Aggregate Index gained 2.76% and the Lehman Brothers U.S. Intermediate Credit Index returned 2.98% for the same six-month period. As of March 31, 2007, the average annualized total returns of the Fund for the 1-year and Since Inception (10/03/05) periods were 11.14% and 8.17%, respectively. The gross expense ratio for the Fund is 0.73%, and the net expense ratio for the Fund is 0.00%(1). The Lehman Brothers U.S. Aggregate Index had average annualized total returns of 6.59% and 4.34% for the 1-year and Since Inception periods, respectively. The Lehman Brothers U.S. Intermediate Credit Index had average annualized total returns of 6.82% and 4.43% for the 1-year and Since Inception periods, respectively.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800.237.7119 or visiting www.brandes.com.

•
Corporate bonds, including securities issued by Tembec, Delphi, Quebecor, and Tenet Healthcare, were the largest positive contributors to the Fund's performance. In addition to Delphi, a number of auto-related corporate securities provided gains, such as securities from Goodyear Tire & Rubber, Lear, and American Axle & Manufacturing. Contributions from agency securities tended to be modest in the six-month period.

•
In addition to purchasing Agency securities issued by Fannie Mae and Freddie Mac during the six-month period, the Fund bought corporate bonds issued by companies such as Telus, Mohawk Industries, and Knight Ridder.

•	The Fund’s yield premium to the benchmarks was a positive factor in relative performance.

•	As of March 31, 2007 the Fund’s most substantial weightings was in the corporate bonds sector.

___________
(1)	The Advisor has contractually agreed to indefinitely pay or reimburse all expenses of the Fund other than extraordinary expenses.

Separately Managed Account Reserve Trust

Current Strategy

•
While we monitor short-term developments in fixed income markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective, and believe that none or very little of the short-term “market news” provides useful information to investors.

•
In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

Sincerely yours,
Debra McGinty-Poteet

President
Brandes Investment Trust

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Unlike Treasury bonds and bills, stocks are not backed by the full faith and credit of the United States and will experience market fluctuations. Please note that the value of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk than an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investment in the portfolio is no guarantee of the safety or stability of the portfolio.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Fund holdings, sector allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

2

Separately Managed Account Reserve Trust

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Separately Managed Account Reserve Trust (“SMART”) Fund is distributed by Quasar Distributors, LLC. (05/07)

Index Guide

The Lehman Brothers U.S. Aggregate Index is an unmanaged index consisting of more than 5,000 taxable U.S. government, investment-grade corporate, and mortgage backed securities. Securities must be dollar-denominated, public issues with at least $250 million par amount outstanding. Securities must be rated investment grade (Baa3 or better) by Moody’s. If Moody’s rating is not available, a comparable rating from Standard & Poor’s or Fitch is used. Please note that all indices are unmanaged and are not available for direct investment.

The Lehman Brothers U.S. Intermediate Credit Index is an unmanaged index consisting of publicly issued, fixed-rate investment-grade corporate securities. Issues must have at least $150 million par amount outstanding, and must be dollar-denominated and non-convertible. Maturities range from 1 to 10 years. Issues must be publicly issued. Securities must be rated Baa3 or better by Moody’s, or if Moody’s rating is not available a comparable rating from Standard & Poor’s or Fitch is used. Please note that all indices are unmanaged and are not available for direct investment.

3

Separately Managed Account Reserve Trust

The following chart compares the value of a hypothetical $1,000,000 investment in the Separately Managed Account Reserve Trust from its inception (October 3, 2005) to March 31, 2007 as compared with the Lehman Brothers U.S. Aggregate Index and Lehman Brothers U.S. Intermediate Credit Index.

Value of $1,000,000 vs Lehman Brothers U.S. Aggregate Index
and Lehman Brothers U.S. Intermediate Credit Index

	Total Return Period Ended March 31, 2007
	Six Months	One Year	Since Inception (Cumulative) (10/3/05)
Separately Managed Account Reserve Trust	6.08%	11.14%	12.41%
Lehman Brothers U.S. Aggregate Index	2.76%	6.59%	6.52%
Lehman Brothers U.S. Intermediate Credit Index	2.98%	6.82%	6.69%

4

Separately Managed Account Reserve Trust

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 800-331-2979. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Lehman Brothers U.S. Aggregate Index is composed of securities from Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The Index’s total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers U.S. Intermediate Credit Index is the universe of U.S. corporates, non-native currency agencies and local authorities, sovereigns, supranationals and taxable municipals with a remaining maturity between one and ten years. Securities that were publicly issued in the US and have $250 million or more outstanding are eligible for inclusion. Furthermore, securities must be rated investment-grade (Baa3 or better) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate a security, the lower rating is used to determine index eligibility. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when the index was renamed to reflect the index’s composition of both corporates and noncorporates.

5

Separately Managed Account Reserve Trust

Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During Period*
Based on Actual Return	$1,000.00	$1,060.80	$0.00
Based on Hypothetical 5% return	$1,000.00	$1,024.93	$0.00

*
No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund. See Note 3 to Financial Highlights table.

6

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS: 60.2%
Advertising: 2.0%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	$1,125,000	$1,057,500
Aircraft & Parts: 0.7%
Bombardier, Inc., 6.30%, 05/01/14	400,000	380,000
Business Credit Institutions: 6.8%
DVI Receivables Corp., 5.82%, 03/14/11(4)	915,343	782,618
Residential Capital LLC, 6.50% 04/17/13	980,000	970,695
Small Business Administration Participation Certificates, 6.34%, 08/01/21	470,653	488,995
Small Business Administration Participation Certificates, 5.87%, 05/01/26	489,403	505,795
Small Business Administration, 5.38%, 03/10/17	875,000	877,587
		3,625,690
Cable & Other Pay TV Services: 0.6%
Comcast Corp., 5.85%, 11/15/15	300,000	304,640
Carperts & Rugs: 2.1%
Mohawk Industries, Inc., 6.13%, 01/15/16	1,120,000	1,124,020
Commercial Printing: 0.9%
Quebecor World Capital Corp., 6.13%, 11/15/13	510,000	470,475
Communications Services, NEC: 2.3%
Citizens Communications Co., 9.25%, 05/15/11	525,000	585,375
Viacom, Inc., 6.25%, 04/30/16	635,000	643,731
		1,229,106
Computer & Office Equipment: 0.3%
Gateway, Inc., 1.50%, 12/31/09 (1)	195,000	170,869
Computer & Other Data Processing Service: 3.4%
Deluxe Corp., 3.50%, 10/01/07	470,000	462,362
Unisys Corp., 6.88%, 03/15/10	1,350,000	1,350,000
		1,812,362
Drugs: 1.4%
Merck & Co., Inc., 4.75%, 03/01/15	785,000	754,323

See accompanying Notes to Financial Statements.
7

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

	Principal Amount	Value
Electric Components & Accessories: 2.3%
Celestica, Inc., 7.63%, 07/01/13	$895,000	$836,825
Sanmina, 8.13%, 03/01/16	390,000	366,600
		1,203,425
Electric Services: 3.8%
Commonwealth Edison Co., 5.95%, 08/15/16	1,355,000	1,326,389
FirstEnergy Corp., 6.45%, 11/15/11	240,000	251,559
Xcel Energy, Inc., 7.00%, 12/01/10	425,000	451,033
		2,028,981
Forestry Services: 3.8%
Tembec Industries, Inc., 8.50%, 02/01/11	3,190,000	2,017,675
Hospitals: 2.8%
Tenet Healthcare Corp., 9.88%, 07/01/14	1,445,000	1,459,450
Meat Products: 2.0%
Tyson Foods, Inc., 6.85, 4/1/16	1,020,000	1,058,058
Medical Services & Health Insurance: 0.4%
Unum Group, 7.63%, 03/01/11	219,000	234,841
Miscellaneous Manufacturing: 1.0%
Tyco International Group S.A., 6.38%, 10/15/11	525,000	554,803
Miscellaneous Wood Products: 1.4%
Masco Corp., 6.13%, 10/03/16	750,000	757,251
Mortgage Bankers and Brokers: 2.6%
Wells Fargo Mortgage Backed Securities Trust, 6.16%, 10/25/36	324,026	326,356
Lease Investment Flight Trust, 5.71%, 07/15/31(4)	1,385,000	1,030,094
		1,356,450
Motor Vehicle Parts & Supplies: 2.0%
Visteon Corp., 7.00%, 03/10/14	1,210,000	1,058,750
Motor Vehicles & Equipment: 2.1%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	$990,000	881,100

See accompanying Notes to Financial Statements.
8

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

	Principal Amount	Value
Lear Corp., 5.75%, 08/01/14	$300,000	$254,250
		1,135,350
Newspapers: 3.7%
Knight-Ridder, Inc., 5.75%, 09/01/17	1,165,000	1,070,641
Knight-Ridder, Inc., 9.88%, 04/15/09	800,000	866,893
		1,937,534
Paper Mills: 1.8%
Abiti-Consolidated Co. of Canada, 6.00%, 06/20/13	365,000	310,250
Norske Skog Canada Ltd., 8.63%, 06/15/11	650,000	659,750
		970,000
Periodicals: 1.0%
Time Warner Cos., Inc., 9.13%, 01/15/13	450,000	527,349
Personal Credit Institutions: 3.9%
Ford Motor Credit Co., 6.63%, 06/16/08	1,100,000	1,096,530
GMAC LLC, 6.13%, 01/22/08	535,000	534,360
GMAC LLC, 6.88%, 09/15/11	450,000	450,436
		2,081,326
Residential Building Construction: 2.5%
Pulte Homes, Inc., 5.20%, 02/15/15	1,135,000	1,048,659
Toll Brothers Finance Corp., 5.15%, 05/15/15	255,000	230,548
		1,279,207
Telephone Communication: 2.6%
TELUS Corp., 7.5%, 06/01/07	725,000	727,296
Verizon New York, Inc., 6.88%, 04/01/12	595,000	627,928
		1,355,224
TOTAL CORPORATE BONDS (cost $32,079,440)		31,944,659
FEDERAL AND FEDERALLY SPONSORED CREDIT: 19.4%
Federal Home Loan Mortgage Corp.
Gold Pool, 6.00%, 4/01/37 (2)	1,725,000	1,738,476
Pool #847606, 5.89% 09/01/36	1,233,015	1,244,199
Pool #1J0244, 5.80%, 01/01/37 (4)	1,223,044	1,234,639
		4,217,314

See accompanying Notes to Financial Statements.
9

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool, 5.00%, 4/01/22(2)	$1,750,000	$1,725,392
Pool, 5.50%, 4/01/37(2)	1,750,000	1,731,406
Pool #634757, 5.50%, 03/01/17	999,280	1,004,200
Pool #735628, 4.64%, 05/01/35(4)	714,450	707,833
Pool #852435, 5.50%, 02/01/36	898,299	905,516
		6,074,347
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $10,287,722)		10,291,661

PUBLIC FINANCE, TAXATION, AND MONETARY: 23.9%
United States Treasury Note
4.50%, 2/15/16	$6,165,000	$6,102,388
6.50%, 2/15/10(3)	6,250,000	6,573,488
TOTAL PUBLIC FINANCE, TAXATION, AND MONETARY SECURITIES (cost $12,721,345)		12,675,876
SHORT-TERM INVESTMENTS: 13.1%

Repurchase Agreement: 13.1%
Investors Bank & Trust Co., Repurchase Agreement, 3.55%, dated 03/30/07, due 04/02/07 [collateralized by $6,911,377 SBA Pool #505775, 8.63%, due 01/25/15 and SBA Pool #505987, 8.38%, due 07/25/27, (Market Value $7,331,756)] (proceeds $6,984,691).	6,982,625	6,982,625

TOTAL SHORT-TERM INVESTMENTS (cost $6,982,625)		6,982,625

TOTAL INVESTMENTS IN SECURITIES (cost $62,071,132): 116.6%		61,894,821
Liabilities in excess of Other Assets: (16.6)%		(8,830,866)

NET ASSETS: 100.0%		$53,063,955
_____________

Percentages are based on Net Assets.

(1)	Convertible.
(2)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as issue date.
(3)	Security pledged as collateral for when-issue purchase commitments outstanding as of March 31, 2007.
(4)	Floating rate or variable rate security. Rate shown is as March 31, 2007.

See accompanying Notes to Financial Statements.
10

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2007 (Unaudited)  - (Continued)

Sector	Percentage of Total Investments
Corporate	51.6%
Federal and Federally Sponsored Credit	16.6%
Public Finance, Taxation, and Monetary	20.5%
Cash & Cash Equivalents	11.3%
TOTAL INVESTMENTS IN SECURITIES	100.0%

Industry
Finance	11.8%
Utility	3.3%
Manufacturing	16.2%
Media/Communications	8.6%
Retail	0.3%
Service/Leisure	11.4%
U.S. Government	37.1%
Cash	11.3%
TOTAL INVESTMENTS IN SECURITIES	100.0%

Country
Canada	7.4%
Luxembourg	0.9%
United States	91.7%
TOTAL INVESTMENTS IN SECURITIES	100.0%

See accompanying Notes to Financial Statements.
11

Separately Managed Account Reserve Trust

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2007 (Unaudited)

ASSETS
Investments in securities, at cost	$62,071,132
Investments in securities, at value	$61,894,821
Receivables:
Interest	671,880
Fund shares sold	299,616
Total assets	62,866,317

LIABILITIES
Payables:
Securities purchased	9,690,731
Fund shares redeemed	18,637
Dividends payable	92,994
Total liabilities	9,802,362

NET ASSETS	$53,063,955
Net asset value, offering and redemption price per share ($53,063,955/5,236,885 shares outstanding; unlimited shares authorized without par value)	$10.13

COMPONENTS OF NET ASSETS
Paid-in capital	$53,015,274
Accumulated net realized gain on investments	224,992
Net unrealized depreciation on investments	(176,311)
Net assets	$53,063,955

See accompanying Notes to Financial Statements.
12

Separately Managed Account Reserve Trust

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest income	$735,517
Expenses (Note 3)	—
Net investment income	735,517

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investments	307,308
Net unrealized depreciation on investments	(86,626)
Net realized and unrealized gain on investments	220,682
Net increase in net assets resulting from operations	$956,199

See accompanying Notes to Financial Statements.
13

Separately Managed Account Reserve Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2007	Period Ended September 30, 2006*
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$735,517	$1,076,113
Net realized gain(loss) on investments	307,308	(82,316)
Net unrealized depreciation on investments	(86,626)	(89,685)
Net increase in net assets resulting from operations	956,199	904,112
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(735,517)	(1,076,113)
Decrease in net assets from distributions	(735,517)	(1,076,113)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	36,570,276	15,033,276
Net asset value of shares issued on reinvestment of distributions	611,956	1,067,837
Cost of shares redeemed	(268,071)	—
Net increase from capital share transactions	36,914,161	16,101,113
Total increase in net assets	37,134,843	15,929,112
NET ASSETS
Beginning of period	15,929,112	—
End of period	$53,063,955	$15,929,112
CAPITAL SHARE ACTIVITY
Shares sold	3,589,633	1,503,447
Shares issued on reinvestment of distributions	60,611	109,714
Shares redeemed	(26,520)	—
Net increase in shares outstanding	3,623,724	1,613,161
__________
* Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.
14

Separately Managed Account Reserve Trust

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2007(4)		Period Ended September 30, 2006*
Net asset value, beginning of period	$9.87		$10.00
Income from investment operations:
Net investment income	0.33		0.69
Net realized and unrealized gain (loss) on investments	0.26		(0.13)
Total from investment operations	0.59		0.56
Less distributions:
From net investment income	(0.33)		(0.69)
Total distributions	(0.33)		(0.69)
Net asset value, end of period	$10.13		$9.87
Total return	6.08	%(1)	5.96	%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$53.1		$15.9
Ratio of expenses to average net assets(3)	0.00	%(2)	0.00	%(2)
Ratio of net investment income to average net assets(3)	6.52	%(2)	7.22	%(2)
Portfolio turnover rate	102.64	%(1)	214.02	%(1)
____________
(1)	Not Annualized.
(2)	Annualized.
(3)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(4)	Unaudited.
*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.
15

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in a diversified portfolio of debt securities. The Fund seeks to maximize total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

Bonds and other fixed-income securities (other than the short-term securities) are valued using the bid price provided by an independent pricing service.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the bid price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available

16

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

17

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

E.
Delayed Delivery Securities. The fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors.

F.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

G
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

H
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2006, there were no reclassifications of capital accounts.

18

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the Fund. The financial statements reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisers unaffiliated with the Fund and Advisor. Typically, participants in these programs pay a “wrap fee” to their investment adviser. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor may benefit from its relationship with the sponsors of wrap fee programs for which the Fund is an investment option.

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee from the Advisor at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum.

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows:

	U.S. Government	Other
Purchases	$42,746,622	$20,337,658
Sales	23,830,267	1,183,294

19

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of September 30, 2006, the components of distributable earnings on a tax were as follows:

Cost of investments for tax purposes	$19,404,296
Gross tax unrealized appreciation	201,836
Gross tax unrealized depreciation	(292,906)
Net tax unrealized depreciation on investments	(91,070)
Distributable ordinary income	—
Distributable long-term capital gains	—
Total distributable earnings	—
Other accumulated gains/losses	(80,931)
Total accumulated earnings	$(172,001)

At September 30, 2006, the Fund had an accumulated net realized capital loss carryover of $8,915, of which $8,915 expires in 2014. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by only unused capital loss carryover.

At September 30, 2006, the Fund had net realized losses from transactions between November 1, 2005 and September 30, 2006 of $72,016, which is deferred for tax purposes and will be recognized on October 1, 2006.

The tax composition of dividends for the period ended September 30, 2006, were as follows:

	Ordinary Income Total	Income Per Share	Long Term Capital Gains Total	Long Term Capital Gains Per Share
2006	$1,076,113	$0.69	$—	$—

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the “FASB”) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. SFAS 157 further clarifies several previous FASB Standards and expands disclosures about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of FASB 157 and its impact in the financial statements has not yet been determined.

In July 2006, the FASB released FASB Interpretation no. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

20

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)  - (Continued)

positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

NOTE 7 - PROXY VOTING PROCEDURES

The Advisor of the Fund votes proxies relating to the Fund’s portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 8 - FORM N-Q DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

21

Separately Managed Account Reserve Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

DeWitt F. Bowman 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1930)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments - University of California from 2000 to 2001.	All	Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America REIT1, Inc.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1924)	Trustee	Since December 1994	Retired.	All	None

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1927)	Trustee	Since December 1994	Retired.	All	None

J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1941)	Trustee	Since June 2004	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001.	All	None

22

Separately Managed Account Reserve Trust

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1939)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	All	Director of 15 closed end mutual funds in the CSFB family of funds.

“Interested” Trustee(3)

Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Trustee and President	Since June 2000 (4)	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	All	Brandes Investment Funds PLC

Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1961)	Trustee	Since July 2006(4)	Executive Director of the Advisor	All	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1970)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Born 1967)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A
_________________

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act.
(4)	Appointed by the Board as a trustee.

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ADVISOR

Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT

Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philidelphia, PA 19103

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title)*/s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date     May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date     May 22, 2007

By (Signature and Title)* /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date     May 22, 2007

* Print the name and title of each signing officer under his or her signature.

3